Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalent	$ 166	$ 3,378
Denominated in NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalent	38	3,057
Denominated in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalent	$ 128	$ 321